Income Taxes - Net operating loss carryforward (Details) ¥ in Millions	Dec. 31, 2024 CNY (¥)
Income Tax Disclosure [Abstract]
Net operating loss carryforward	¥ 1,424.0
Net operating tax loss carryforward, expire in 2025	24.9
Net operating tax loss carryforward, expire in 2026	16.1
Net operating tax loss carryforward, expire in 2027	124.1
Net operating tax loss carryforward, expire in 2028	351.1
Net operating tax loss carryforward, expire after 2028	¥ 907.8